Supplement Dated October 1, 2026

AUGUSTAR LIFE INSURANCE COMPANY

AuguStar Variable Account A

Supplement to the Prospectuses and Updating Summary Prospectuses dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

ONcore Flex ONcore Flex II ONcore Lite ONcore Lite II ONcore Lite III	ONcore Premier ONcore Premier II ONcore Select 4 ONcore Select 7 ONcore Ultra	ONcore Ultra II ONcore Value ONcore Wealth Foundation 4 ONcore Wealth Foundation 7	ONcore Wrap ONcore Xtra ONcore Xtra II

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

Investar Vision/Top Spectrum Top 1	Top Explorer Top Plus	Top Tradition

AuguStar Variable Account B

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

Top 1	Top Plus	Top Tradition

AuguStar Variable Account D

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

Retirement Advantage

AuguStar Variable Account R

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable life contracts (“Contracts”)

GP VUL Vari-Vest II	Vari-Vest IV Vari-Vest V	Vari-Vest Asset Builder Vari-Vest Survivor	Virtus VUL

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

National Security Variable Account L

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

Security Advantage VUL

National Security Variable Account N

Supplement to the Prospectuses dated May 1, 2019 and Notice Document dated May 1, 2026 for the following variable annuity contracts (“Contracts”)

NScore Flex NScore Lite	NScore Lite II NScore Lite III	NScore Premier NScore Premier II	NScore Value NScore Xtra	NScore Xtra II

The following supplements and amends the above mentioned Prospectuses, Updating Summary Prospectuses and Notice Documents. Please read this supplement and retain it for future reference.

Effective on October 1, 2026, the Current Expenses for below Underlying Fund have been updated as follows.

Type/ Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Fixed Income	PIMCO Global Bond Opportunities Portfolio (Unhedged) (Administrative Class) Adviser: Pacific Investment Management Company LLC	1.10%	12.75%	0.15%	2.46%